COMMON SHARES (Details Narrative 2)															3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 24, 2017	Mar. 14, 2017 USD ($) $ / shares shares	Mar. 13, 2017 USD ($) shares	Mar. 02, 2017 USD ($) shares	Feb. 21, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 20, 2016 USD ($) shares	Oct. 25, 2016 USD ($) shares	Sep. 15, 2016 USD ($) shares	Aug. 16, 2016 USD ($) shares	Aug. 07, 2016 USD ($) shares	Apr. 13, 2016 USD ($) shares	Feb. 01, 2016 USD ($) shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Feb. 14, 2017 $ / shares shares	May 18, 2016 $ / shares	Aug. 08, 2014 USD ($) $ / shares
Reverse stock split description

(i) every one hundred and thirty shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 130-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 130-for-1 basis

Reverse stock split ratio		0.0077														0.0077
Issuance of shares for services (in shares)								6,538			3,077	1,100
Fair value of shares issued for services | $							$ 41,000	$ 50,000			$ 24,000	$ 11,000			$ 132,000	$ 385,000	$ 136,000	$ 73,000	$ 745,000	$ 1,574,000
Exercise price (in dollars per share) | $ / shares																						$ 7.54
Consultant One [Member]
Issuance of shares for services (in shares)					17,949					3,846			6,731	4,153
Fair value of shares issued for services | $					$ 87,000					$ 20,000			$ 42,000	$ 108,000
Amount of shares to be issued, per letter agreement | $																							$ 350,000
Price per share, per letter agreement | $ / shares																							$ 19.50
Consultant Two [Member]
Issuance of shares for services (in shares)				3,847						3,846
Fair value of shares issued for services | $				$ 6,000						$ 34,000
Global Share and Options Incentive Enhancement Plan (2014) [Member]
Issuance of shares for services (in shares)	7,406
Fair value of shares issued for services | $	$ 47,000
Warrant [Member]
Exercise price (in dollars per share) | $ / shares																	$ 8.90		$ 11.72
October 2016 Financing Agreement [Member]
Fair value of shares issued for services | $								$ 250,000	$ 500,000
Proceeds from private placement | $			$ 250,000
Number of shares called by warrants									76,925
October 2016 Financing Agreement [Member] | Warrant [Member]
Warrant term			5 years
Number of shares called by warrants			25,642																		25,642
Exercise price (in dollars per share) | $ / shares			$ 9.75																		$ 9.75
Chief Financial Officer [Member]
Issuance of shares for services (in shares)							3,109
Former Chief Financial Officer [Member]
Issuance of shares for services (in shares)							2,692
Directors [Member] | Global Share and Options Incentive Enhancement Plan (2014) [Member]
Share based compensation (in shares)						19,576
Fair value of shares issued as share based compensation | $						$ 170,000